Schedule of Phantom Stock Compensation Expense And Grant Date Fair Value (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Phantom Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
compensation expense		$ 94
Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
compensation expense	$ 1,644		$ 745
Predecessor | Phantom Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value of stock vested			7,118
compensation expense	$ 68		$ 467